Income Tax - Schedule of Net Deferred Tax Assets (Details) - CNY (¥)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Allowance of doubtful accounts	¥ 1,217,929	¥ 1,217,929	¥ 1,304,011
Less: valuation allowance	(86,083)
Total deferred tax assets, net	¥ 1,131,846	¥ 1,217,929	¥ 1,304,011